Accruals And Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of accruals and other payables

	As of December 31,	As of June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	30,166	18,875	2,672
Accrued external research and development activities related expenses	144,000	155,973	22,077
Accrued initial public offering costs payable	17,504	5,094	721
Withholding IIT payable related to stock options	16,201	—	—
Non-refundable incentive payment from depositary bank (Note)	—	2,630	372
Accrued traveling expenses, office expenses and others	65,682	60,496	8,562

	273,553	243,068	34,404

Non-current:
Non-refundable incentive payment from depositary bank (Note)	—	9,424	1,334

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Staff salaries and welfare payables	18,869	30,166	4,270
Accrued external research and development activities related expenses	39,068	144,000	20,382
Accrued initial public offering costs payable	—	17,504	2,478
Withholding IIT payable related to stock options	—	16,201	2,293
Accrued traveling expenses, office expenses and others	9,737	65,682	9,296

	67,674	273,553	38,719